Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Basis of Presentation and General Information
Basis of Presentation and General Information Disclosure
DRYSHIPS INC.
Notes to Consolidated Financial Statements
For the years ended December 31, 2009, 2010 and 2011
(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

1. Basis of Presentation and General Information:

a. General Information

The accompanying consolidated financial statements include the accounts of DryShips Inc. and its subsidiaries (collectively, the “Company” or “DryShips”). DryShips was formed on September 9, 2004 under the laws of the Republic of the Marshall Islands. The Company is a provider of international seaborne drycargo and oil transportation services and deepwater drilling rig services.

Customers individually accounting for more than 10% of the Company's voyage revenues and drilling rig revenues during the years ended December 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011

Charterer A – Drilling rig segment	27%	26%	21%
Charterer B – Drilling rig segment	-	20%	12%
Charterer C – Drilling rig segment	19%
Charterer D – Drilling rig segment	-	-	24%

b. Restatement of Financial Statements for 2009

Subsequent to the issuance of the Company's 2009 consolidated financial statements, and prior to the issuance of the Company's 2010 consolidated financial statements the Company's management determined that the amount of interest capitalized pursuant to ASC 835-20, Capitalization of Interest (ASC 835-20) for four drillships under construction for the year ended December 31, 2009 was erroneously calculated. The correction of the errors resulted in a decrease in interest and finance costs by $7.9 million for the year ended December 31, 2009.

In addition, the Company erroneously accounted for under ASC 815-30, Cash Flow Hedges (ASC 815-30) the settlement payments made in 2009 on interest rate swaps that were designated and effective as cash flow hedges on variable rates debts, (interest of which was being capitalized as cost of drillships under construction) by immediately reclassifying the entire settlement payments from accumulated other comprehensive loss (“AOCL”) to interest and finance costs in the statement of operations. Accordingly, a portion of the settlement payments on the interest rate swaps was reclassified back to AOCL and will be reclassified to interest and finance costs at the same time that the capitalized interest on the hedged variable rate debts is recognized in income through depreciation. The correction of the erroneous application of ASC 815-30 resulted in a decrease in interest and finance costs by $5.3 million for the year ended December 31, 2009.

The total impact of the foregoing errors on the consolidated statement of cash flows was a $7.9 million increase in Net cash provided by operating activities and a corresponding $7.9 million increase in Net cash used in investing activities for the year ended December 31, 2009. The above errors were corrected in the Company's previously issued financial statements.